Contract Liabilities - Summary Of Contract liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Contract liabilities [abstract]
Sales in advance of carriage	¥ 8,754	¥ 7,638
Frequent flyer program	2,057	2,046
Advance from customers	866	712
Contract liabilities	11,677	10,396
Current portion	10,178	8,811
Non-current portion	¥ 1,499	¥ 1,585